Warrants - Schedule of Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Dec. 31, 2024	Oct. 22, 2024	Oct. 02, 2024	Dec. 31, 2023
Class of Warrant or Right [Roll Forward]
Number of Warrants (in shares)			18,645,997
Balance	$ 34,023			$ 0
Public Warrants
Class of Warrant or Right [Roll Forward]
Outstanding, beginning (in shares)	11,499,997
Exercised (in shares)	(259,309)
Issued (in shares)	0
Outstanding, ending (in shares)	11,240,688
Number of Warrants (in shares)	11,240,688
Exercise Price (in usd per share)	$ 11.50
Balance			$ 1,265
Private Placement Warrants
Class of Warrant or Right [Roll Forward]
Outstanding, beginning (in shares)	7,146,000
Exercised (in shares)	0
Issued (in shares)	0
Outstanding, ending (in shares)	7,146,000
Number of Warrants (in shares)	7,146,000
Exercise Price (in usd per share)	$ 11.50
Balance	$ 16,793		$ 786
WTI Warrants
Class of Warrant or Right [Roll Forward]
Outstanding, beginning (in shares)	0
Exercised (in shares)	0
Issued (in shares)	2
Outstanding, ending (in shares)	2
Number of Warrants (in shares)	2
Exercise Price (in usd per share)		$ 10.00
Balance	$ 17,230	$ 15,690